Transition disclosures - Classification and measurement detail - Financial assets (Details) - GBP (£) £ in Millions		Aug. 01, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount				£ 1,133,248
Transfer out:
Increase in expected credit losses - IFRS 9 impairment change			£ (1,859)
Total, IFRS 9 carrying amount			1,131,441
Cash collateral and settlement balances [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount				77,168
Transfer out:
Increase in expected credit losses - IFRS 9 impairment change			(5)
Total, IFRS 9 carrying amount			74,774
Other assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount				4,542
Transfer out:
Increase in expected credit losses - IFRS 9 impairment change			(1)
Total, IFRS 9 carrying amount			4,661
Financial investments [member]
Transfer out:
Total, IFRS 9 carrying amount			0
Available for sale investments [member] | Financial assets at fair value [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount				53,807
Financial investments (held to maturity) | Financial assets at amortised cost [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount				5,109
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount				324,048
Transfer out:
Increase in expected credit losses - IFRS 9 impairment change			(2,502)
Total, IFRS 9 carrying amount			317,188
Financial assets at fair value through the income statement [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount	[1]			116,281
Transfer out:
Increase in expected credit losses - IFRS 9 impairment change	[1]		0
Total, IFRS 9 carrying amount	[1]		140,211
Financial assets designated at fair value [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount				0
Transfer out:
Increase in expected credit losses - IFRS 9 impairment change			0
Total, IFRS 9 carrying amount			0
Trading portfolio assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount				113,760
Transfer out:
Increase in expected credit losses - IFRS 9 impairment change			0
Total, IFRS 9 carrying amount			114,173
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount				0
Transfer out:
Increase in expected credit losses - IFRS 9 impairment change			0
Total, IFRS 9 carrying amount			53,241
Increase (decrease) due to changes in accounting policy [member] | Reverse repurchase agreements [member]
Transfer in:
To financial assets mandatory at fair value			11,949
Increase (decrease) due to changes in accounting policy [member] | Cash collateral and settlement balances [member]
Transfer in:
To financial assets mandatory at fair value			2,389
Increase (decrease) due to changes in accounting policy [member] | Other assets [member]
Transfer out:
From financial assets mandatory at fair value			(31)
Increase (decrease) due to changes in accounting policy [member] | Available for sale investments [member]
Transfer in:
To financial assets mandatory at fair value			838
Increase (decrease) due to changes in accounting policy [member] | Available for sale investments [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			653
Increase (decrease) due to changes in accounting policy [member] | Financial investments (held to maturity) | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			5,109
Increase (decrease) due to changes in accounting policy [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Transfer in:
To financial assets designated at fair value			15
To financial assets mandatory at fair value			9,265
Transfer out:
From financial assets designated at fair value			(485)
From available for sale (FV)			(653)
From Held to maturity (AC)			(5,109)
Increase (decrease) due to changes in accounting policy [member] | Financial assets at fair value through the income statement [member]
Transfer out:
From available for sale (FV)			(838)
Increase (decrease) due to changes in accounting policy [member] | Financial assets designated at fair value [member]
Transfer in:
To financial assets mandatory at fair value			105,844
Increase (decrease) due to changes in accounting policy [member] | Financial assets designated at fair value [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			514
Transfer out:
From loans and advances at amortised cost			(15)
Increase (decrease) due to changes in accounting policy [member] | Financial assets mandatorily at fair value [member]
Transfer out:
From financial assets designated at fair value			(105,844)
Increase (decrease) due to changes in accounting policy [member] | Financial assets mandatorily at fair value [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			(9,279)
Increase (decrease) due to changes in accounting policy [member] | Trading portfolio assets [member]
Transfer out:
From financial assets mandatory at fair value			(9)
From available for sale (FV)			(10)
Increase (decrease) due to changes in accounting policy [member] | Trading portfolio assets [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			73
Transfer out:
From loans and advances at amortised cost			(478)
Increase (decrease) due to changes in accounting policy [member] | Financial assets at fair value through other comprehensive income [member]
Transfer out:
From available for sale (FV)			(52,305)
Increase (decrease) due to changes in accounting policy [member] | Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			(936)
Balance sheet presentation changes
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount				0
Balance sheet presentation changes | Cash collateral and settlement balances [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount				77,168
Balance sheet presentation changes | Other assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount				4,542
Balance sheet presentation changes | Financial assets at fair value through the income statement [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount	[1]			116,281
Balance sheet presentation changes | Financial assets designated at fair value [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount				(116,281)
Balance sheet presentation changes | Trading portfolio assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount				0
Balance sheet presentation changes | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount				£ 0
IFRSs 9 [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			0
IFRSs 9 [member] | Reverse repurchase agreements [member]
Transfer in:
To financial assets mandatory at fair value			0
IFRSs 9 [member] | Cash collateral and settlement balances [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			0
Transfer in:
To financial assets mandatory at fair value			0
IFRSs 9 [member] | Other assets [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			0
Transfer out:
From financial assets mandatory at fair value			0
IFRSs 9 [member] | Financial investments [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			(57,414)
IFRSs 9 [member] | Available for sale investments [member]
Transfer in:
To financial assets mandatory at fair value			0
IFRSs 9 [member] | Available for sale investments [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
IFRSs 9 [member] | Financial investments (held to maturity) | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			5,109
IFRSs 9 [member] | Loans and advances [member] | Financial assets at amortised cost [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			5,109
Transfer in:
To financial assets designated at fair value			0
To financial assets mandatory at fair value			0
Transfer out:
From financial assets designated at fair value			0
From available for sale (FV)			0
From Held to maturity (AC)			(5,109)
IFRSs 9 [member] | Financial assets at fair value through the income statement [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	[1]		0
Transfer out:
From available for sale (FV)			0
IFRSs 9 [member] | Financial assets designated at fair value [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			0
Transfer in:
To financial assets mandatory at fair value			105,844
IFRSs 9 [member] | Financial assets designated at fair value [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
Transfer out:
From loans and advances at amortised cost			0
IFRSs 9 [member] | Financial assets mandatorily at fair value [member]
Transfer out:
From financial assets designated at fair value			(105,844)
IFRSs 9 [member] | Financial assets mandatorily at fair value [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			0
IFRSs 9 [member] | Trading portfolio assets [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			0
Transfer out:
From financial assets mandatory at fair value			0
From available for sale (FV)			0
IFRSs 9 [member] | Trading portfolio assets [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
Transfer out:
From loans and advances at amortised cost			0
IFRSs 9 [member] | Financial assets at fair value through other comprehensive income [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			52,305
Transfer out:
From available for sale (FV)			(52,305)
IFRSs 9 [member] | Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			0
IFRS 15 Impact [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			67
IFRS 15 Impact [member] | Reverse repurchase agreements [member]
Transfer in:
To financial assets mandatory at fair value			0
IFRS 15 Impact [member] | Cash collateral and settlement balances [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			0
Transfer in:
To financial assets mandatory at fair value			0
IFRS 15 Impact [member] | Other assets [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			89
Transfer out:
From financial assets mandatory at fair value			0
IFRS 15 Impact [member] | Financial investments [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			0
IFRS 15 Impact [member] | Available for sale investments [member]
Transfer in:
To financial assets mandatory at fair value			0
IFRS 15 Impact [member] | Available for sale investments [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
IFRS 15 Impact [member] | Financial investments (held to maturity) | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
IFRS 15 Impact [member] | Loans and advances [member] | Financial assets at amortised cost [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			0
Transfer in:
To financial assets designated at fair value			0
To financial assets mandatory at fair value			0
Transfer out:
From financial assets designated at fair value			0
From available for sale (FV)			0
From Held to maturity (AC)			0
IFRS 15 Impact [member] | Financial assets at fair value through the income statement [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	[1]		0
Transfer out:
From available for sale (FV)			0
IFRS 15 Impact [member] | Financial assets designated at fair value [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			0
Transfer in:
To financial assets mandatory at fair value			0
IFRS 15 Impact [member] | Financial assets designated at fair value [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
Transfer out:
From loans and advances at amortised cost			0
IFRS 15 Impact [member] | Financial assets mandatorily at fair value [member]
Transfer out:
From financial assets designated at fair value			0
IFRS 15 Impact [member] | Financial assets mandatorily at fair value [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			0
IFRS 15 Impact [member] | Trading portfolio assets [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			0
Transfer out:
From financial assets mandatory at fair value			0
From available for sale (FV)			0
IFRS 15 Impact [member] | Trading portfolio assets [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
Transfer out:
From loans and advances at amortised cost			0
IFRS 15 Impact [member] | Financial assets at fair value through other comprehensive income [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			0
Transfer out:
From available for sale (FV)			0
IFRS 15 Impact [member] | Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			0
IFRS 9 classification and measurement [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			(15)
IFRS 9 classification and measurement [member] | Cash collateral and settlement balances [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			(2,389)
IFRS 9 classification and measurement [member] | Other assets [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			31
IFRS 9 classification and measurement [member] | Financial assets at fair value through the income statement [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets	[1]		23,930
IFRS 9 classification and measurement [member] | Financial assets designated at fair value [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			0
IFRS 9 classification and measurement [member] | Trading portfolio assets [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			413
IFRS 9 classification and measurement [member] | Financial assets at fair value through other comprehensive income [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			936
Classification [member] | Reverse repurchase agreements [member]
Transfer in:
To financial assets mandatory at fair value			11,949
Classification [member] | Cash collateral and settlement balances [member]
Transfer in:
To financial assets mandatory at fair value			2,389
Classification [member] | Other assets [member]
Transfer out:
From financial assets mandatory at fair value			(31)
Classification [member] | Financial investments [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			(1,501)
Classification [member] | Available for sale investments [member]
Transfer in:
To financial assets mandatory at fair value			838
Classification [member] | Available for sale investments [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			653
Classification [member] | Financial investments (held to maturity) | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
Classification [member] | Loans and advances [member] | Financial assets at amortised cost [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			(9,497)
Transfer in:
To financial assets designated at fair value			15
To financial assets mandatory at fair value			9,279
Transfer out:
From financial assets designated at fair value			(485)
From available for sale (FV)			(653)
From Held to maturity (AC)			0
Classification [member] | Financial assets at fair value through the income statement [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			23,944
Transfer out:
From available for sale (FV)			(838)
Classification [member] | Financial assets designated at fair value [member]
Transfer in:
To financial assets mandatory at fair value			0
Classification [member] | Financial assets designated at fair value [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			485
Transfer out:
From loans and advances at amortised cost			(15)
Classification [member] | Financial assets mandatorily at fair value [member]
Transfer out:
From financial assets designated at fair value			0
Classification [member] | Financial assets mandatorily at fair value [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			(9,279)
Classification [member] | Trading portfolio assets [member]
Transfer out:
From financial assets mandatory at fair value			(9)
From available for sale (FV)			(10)
Classification [member] | Trading portfolio assets [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			73
Transfer out:
From loans and advances at amortised cost			(478)
Classification [member] | Financial assets at fair value through other comprehensive income [member]
Transfer out:
From available for sale (FV)			0
Classification [member] | Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			(936)
Measurement [member] | Reverse repurchase agreements [member]
Transfer in:
To financial assets mandatory at fair value			0
Measurement [member] | Cash collateral and settlement balances [member]
Transfer in:
To financial assets mandatory at fair value			0
Measurement [member] | Other assets [member]
Transfer out:
From financial assets mandatory at fair value			0
Measurement [member] | Financial investments [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			0
Measurement [member] | Available for sale investments [member]
Transfer in:
To financial assets mandatory at fair value			0
Measurement [member] | Available for sale investments [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
Measurement [member] | Financial investments (held to maturity) | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			0
Measurement [member] | Loans and advances [member] | Financial assets at amortised cost [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			29
Transfer in:
To financial assets designated at fair value			0
To financial assets mandatory at fair value			(14)
Transfer out:
From financial assets designated at fair value			0
From available for sale (FV)			0
From Held to maturity (AC)			0
Measurement [member] | Financial assets at fair value through the income statement [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets			(14)
Transfer out:
From available for sale (FV)			0
Measurement [member] | Financial assets designated at fair value [member]
Transfer in:
To financial assets mandatory at fair value			0
Measurement [member] | Financial assets designated at fair value [member] | Financial assets at amortised cost [member]
Transfer in:
To loans and advances at amortised cost			29
Transfer out:
From loans and advances at amortised cost			0
Measurement [member] | Financial assets mandatorily at fair value [member]
Transfer out:
From financial assets designated at fair value			0
Measurement [member] | Financial assets mandatorily at fair value [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			0
Measurement [member] | Trading portfolio assets [member]
Transfer out:
From financial assets mandatory at fair value			0
From available for sale (FV)			0
Measurement [member] | Trading portfolio assets [member] | Financial assets at amortised cost [member]
IFRS 9 presentation changes, classification and measurement
Amount of reclassifications or changes in presentation, assets		£ (11)
Transfer in:
To loans and advances at amortised cost			0
Transfer out:
From loans and advances at amortised cost			0
Measurement [member] | Financial assets at fair value through other comprehensive income [member]
Transfer out:
From available for sale (FV)			0
Measurement [member] | Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member]
Transfer out:
From loans and advances at amortised cost			£ 0

[1]	Comprised of mandatory fair value assets of £130.2bn and desig nated f air value assets of £10 bn.